Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Segment results and reconciliation [Abstract]
Credit allocation income/(expense)	$ 0	$ 0
Noninterest expense	15,995	16,124
Income/(loss) before income tax expense/(benefit)	8,057	4,537
Average common equity	169,415	156,094
Average assets	2,104,452	2,038,680
Return on average common equity	13.00%	8.00%
Overhead ratio	63.00%	58.00%
Noninterest revenue	13,316	13,961
Net interest income	11,905	13,710
Total net revenue	25,221	27,671
Provision for credit losses	1,169	7,010
Income tax expense	2,502	1,211
Net income	5,555	3,326
Segment Managed Results Tax Equivalent Adjustment [Abstract]
Noninterest revenue	451	411
Net interest income	119	90
Income tax expense	570	501
Retail Financial Services [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,380	2,523
Net interest income	4,086	4,447
Total net revenue	5,466	6,970
Provision for credit losses	1,199	3,559
Credit allocation income/(expense)	0	0
Noninterest expense	4,900	3,897
Income/(loss) before income tax expense/(benefit)	(633)	(486)
Income tax expense/(benefit)	(234)	(190)
Net income/(loss)	(399)	(296)
Average common equity	25,000	24,600
Average assets	297,938	325,856
Return on average common equity	(6.00%)	(5.00%)
Overhead ratio	90.00%	56.00%
Investment Bank [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	6,176	6,191
Net interest income	2,057	2,128
Total net revenue	8,233	8,319
Provision for credit losses	(429)	(462)
Credit allocation income/(expense)	0	0
Noninterest expense	5,016	4,838
Income/(loss) before income tax expense/(benefit)	3,646	3,943
Income tax expense/(benefit)	1,276	1,472
Net income/(loss)	2,370	2,471
Average common equity	40,000	40,000
Average assets	815,828	676,122
Return on average common equity	24.00%	25.00%
Overhead ratio	61.00%	58.00%
Card Services & Auto [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,047	987
Net interest income	3,744	4,266
Total net revenue	4,791	5,253
Provision for credit losses	353	3,686
Credit allocation income/(expense)	0	0
Noninterest expense	1,917	1,747
Income/(loss) before income tax expense/(benefit)	2,521	(180)
Income tax expense/(benefit)	987	(42)
Net income/(loss)	1,534	(138)
Average common equity	16,000	18,400
Average assets	204,441	224,979
Return on average common equity	39.00%	(3.00%)
Overhead ratio	40.00%	33.00%
Commercial Banking [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	502	500
Net interest income	1,014	916
Total net revenue	1,516	1,416
Provision for credit losses	47	214
Credit allocation income/(expense)	0	0
Noninterest expense	563	539
Income/(loss) before income tax expense/(benefit)	906	663
Income tax expense/(benefit)	360	273
Net income/(loss)	546	390
Average common equity	8,000	8,000
Average assets	140,400	133,013
Return on average common equity	28.00%	20.00%
Overhead ratio	37.00%	38.00%
Reconciling Items [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	(424)	(441)
Net interest income	(119)	(90)
Total net revenue	(543)	(531)
Provision for credit losses	0	0
Credit allocation income/(expense)	(27)	30
Noninterest expense	0	0
Income/(loss) before income tax expense/(benefit)	(570)	(501)
Income tax expense/(benefit)	(570)	(501)
Net income/(loss)	0	0
Average common equity	0	0
Average assets	0	0
Return on average common equity	0.00%	0.00%
Overhead ratio	0.00%	0.00%
Treasury & Securities Services [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,137	1,146
Net interest income	703	610
Total net revenue	1,840	1,756
Provision for credit losses	4	(39)
Credit allocation income/(expense)	27	(30)
Noninterest expense	1,377	1,325
Income/(loss) before income tax expense/(benefit)	486	440
Income tax expense/(benefit)	170	161
Net income/(loss)	316	279
Average common equity	7,000	6,500
Average assets	47,873	38,273
Return on average common equity	18.00%	17.00%
Overhead ratio	75.00%	75.00%
Asset Management [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	2,020	1,774
Net interest income	386	357
Total net revenue	2,406	2,131
Provision for credit losses	5	35
Credit allocation income/(expense)	0	0
Noninterest expense	1,660	1,442
Income/(loss) before income tax expense/(benefit)	741	654
Income tax expense/(benefit)	275	262
Net income/(loss)	466	392
Average common equity	6,500	6,500
Average assets	68,918	62,525
Return on average common equity	29.00%	24.00%
Overhead ratio	69.00%	68.00%
Corporate/Private Equity [Member]
Segment results and reconciliation [Abstract]
Noninterest revenue	1,478	1,281
Net interest income	34	1,076
Total net revenue	1,512	2,357
Provision for credit losses	(10)	17
Credit allocation income/(expense)	0	0
Noninterest expense	562	2,336
Income/(loss) before income tax expense/(benefit)	960	4
Income tax expense/(benefit)	238	(224)
Net income/(loss)	722	228
Average common equity	66,915	52,094
Average assets	$ 529,054	$ 577,912
Return on average common equity	0.00%	0.00%
Overhead ratio	0.00%	0.00%